Supplementary Balance Sheet Detail (Schedule Of Analysis Of The Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 4,153	$ 3,892	$ 4,545	$ 6,336
Additions	5,159	1,438	1,004
Deductions	(1,741)	(1,177)	(1,657)
Balance at end of year	$ 7,571	$ 4,153	$ 3,892	$ 6,336